ETFMG Prime Cyber Security ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Canada - 2.8%
Software - 2.8% (d)
Absolute Software Corp.	1,711,904	$24,761,567
BlackBerry, Ltd. (a)	3,284,326	40,139,996
Total Software		64,901,563

Finland - 0.1%
Software - 0.1% (d)
F-Secure Oyj	474,960	2,266,810

Israel - 9.1%
Communications Equipment - 1.1%
Radware, Ltd. (a)	831,702	25,599,788
Software - 8.0% (d)
Allot Communications, Ltd. (a)	1,286,981	25,520,833
Check Point Software Technologies, Ltd. (a)	415,584	48,261,770
Cognyte Software, Ltd. (a)	1,902,132	46,602,234
CyberArk Software, Ltd. (a)	386,659	50,370,068
Tufin Software Technologies, Ltd. (a)	1,250,409	11,403,730
Total Software		182,158,635
Total Israel		207,758,423

Japan - 3.5%
Software - 3.5% (d)
Digital Arts, Inc.	332,010	25,282,907
FFRI Security, Inc. (a)	218,276	3,957,045
Trend Micro, Inc.	947,938	49,660,193
Total Software		78,900,145

Jersey - 1.1%
Software - 1.1% (d)
Mimecast, Ltd. (a)	486,565	25,812,273

Republic of Korea - 1.1%
Software - 1.1% (d)
Ahnlab, Inc.	386,769	24,659,250

Sweden - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Fingerprint Cards AB - Class B (a)	6,054,756	23,106,569

United Kingdom - 8.7%
Aerospace & Defense - 3.2%
BAE Systems PLC	3,387,665	24,461,705
QinetiQ Group PLC	4,753,162	22,591,836
Ultra Electronics Holdings PLC	810,449	25,673,019
Total Aerospace & Defense		72,726,560
IT Services - 0.9%
NCC Group PLC	4,960,793	20,175,031
Software - 4.6% (d)
Avast PLC (f)	7,202,008	48,796,441
Darktrace PLC (a)	8,733,808	55,429,737
Total Software		104,226,178
Total United Kingdom		197,127,769

United States - 71.9%
Aerospace & Defense - 2.1%
Parsons Corp. (a)(b)	1,192,423	46,933,769
Communications Equipment - 7.4%
Cisco Systems, Inc.	1,331,180	70,552,540
F5 Networks, Inc. (a)(b)	139,600	26,057,736
Juniper Networks, Inc. (b)	1,794,141	49,069,756
NetScout Systems, Inc. (a)(b)	808,877	23,085,350
Total Communications Equipment		168,765,382
Internet Software & Services - 0.7%
Zix Corp. (a)(b)	2,204,579	15,542,282
IT Services - 7.0%
Akamai Technologies, Inc. (a)	432,581	50,438,945
LiveRamp Holdings, Inc. (a)	962,532	45,094,624
Okta, Inc. (a)(b)	146,671	35,887,460
VeriSign, Inc. (a)	121,962	27,769,528
Total IT Services		159,190,557
Professional Services - 7.3%
Booz Allen Hamilton Holding Corp.	294,616	25,095,391
CACI International, Inc. - Class A (a)	185,349	47,286,237
Leidos Holdings, Inc.	244,448	24,713,693
ManTech International Corp. - Class A	277,962	24,054,832
Science Applications International Corp.	516,185	45,284,910
Total Professional Services		166,435,063
Software - 47.4% (d)
A10 Networks, Inc. (a)	2,417,645	27,222,683
Cloudflare, Inc. - Class A (a)(b)	629,580	66,634,747
CommVault Systems, Inc. (a)	619,878	48,455,863
Crowdstrike Holdings, Inc. - Class A (a)(b)	164,394	41,313,856
Everbridge, Inc. (a)(b)	220,949	30,066,740
FireEye, Inc. (a)(b)	2,588,202	52,333,444
Fortinet, Inc. (a)(b)	236,961	56,441,741
KnowBe4, Inc. - Class A (a)(b)(e)	2,328,000	72,796,560
McAfee Corp. - Class A (b)	918,901	25,747,606
NortonLifeLock, Inc.	1,744,669	47,489,890
OneSpan, Inc. (a)(b)	937,641	23,947,351
Palo Alto Networks, Inc. (a)	150,040	55,672,342
Ping Identity Holding Corp. (a)(b)	1,965,007	44,998,660
Proofpoint, Inc. (a)	292,786	50,874,495
Qualys, Inc. (a)(b)	479,109	48,241,485
Rapid7, Inc. (a)(b)	300,681	28,453,443
Sailpoint Technologies Holdings, Inc. (a)(b)	1,106,038	56,485,361
SecureWorks Corp. - Class A (a)(b)(e)	1,225,851	22,715,019
SolarWinds Corp. (a)(b)	2,849,381	48,126,045
Splunk, Inc. (a)	457,525	66,148,965
Sumo Logic, Inc. (a)(b)	2,525,444	52,150,419
Tenable Holdings, Inc. (a)(b)	1,171,865	48,456,618
Varonis Systems, Inc. (a)(b)	527,715	30,406,938
Zscaler, Inc. (a)	158,801	34,310,544
Total Software		1,079,490,815
Total United States		1,636,357,868
TOTAL COMMON STOCKS (Cost $1,798,906,664)		2,260,890,670

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.3%
ETFMG Sit Ultra Short ETF (e)	1,000,000	49,750,000
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	230,617,289	230,617,289
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $280,726,165)		280,367,289

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 0.03% (c)	2,696,736	2,696,736
TOTAL SHORT-TERM INVESTMENTS (Cost $2,696,736)		2,696,736

Total Investments (Cost $2,082,329,565) - 111.7%		2,543,954,695
Liabilities in Excess of Other Assets - (11.7)%		(267,386,047)
TOTAL NET ASSETS - 100.0%		$2,276,568,648

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at June 30, 2021.
(c)	The rate quoted is the annualized seven-day yield at June 30, 2021.

(d)	As of June 30, 2021 the Fund had a significant portion of its assets in the Software Industry.
(e)	Affiliated security. A schedule of the Fund's investments in securities of affiliated securities held during the nine months ended June 30, 2021 is set forth below.

Issuer Name	Value at September 30, 2020	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized appreciation (Depreciation)	Value at June 30, 2021	Dividends	Shares Held At June 30, 2021
ETFMG Sit Ultra Short ETF	$49,785,000	$-	$-	$-	$(35,000)	$49,750,000	$-	1,000,000
KnowBE4, Inc.	-	76,770,128	-	-	(3,973,568)	72,796,560	-	2,328,000
Secureworks, Corp.	12,800,697	8,972,254	(8,687,239)	1,275,190	8,354,117	22,715,019	-	1,225,851
	$62,585,697	$85,742,382	$(8,687,239)	$1,275,190	$4,345,549	$145,261,579	$-	4,553,851

(f)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $48,796,441, which represented 2.14% of the net assets of the Fund.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2021, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, SINV, SILX, AWYX, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2021, AIEQ held one fair valued security and as of June 30, 2021, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021:

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,260,890,670	$-	$-	$2,260,890,670
Short-Term Investments	2,696,736	-	-	2,696,736
ETFMG Sit Ultra Short ETF**	49,750,000	-	-	49,750,000
Investments Purchased with Securities Lending Collateral*	-	-	-	230,617,289
Total Investments in Securities	$2,313,337,406	$-	$-	$2,543,954,695

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swaps. Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.